Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES REGARDING THE GRANT OF EQUITY AWARDS
When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. ln addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
During 2025, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.
Award Timing Method	When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. ln addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false